Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 14,353	£ 17,221
Deposits by customers	181,883	178,090
Repurchase agreements–non trading	18,286	10,910
Financial liabilities at fair value	1,713	6,286
Debt securities in issue	41,129	46,692
Subordinated liabilities	3,528	3,601
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	90,300	96,400
Deposits by banks	14,400	17,200
Deposits by customers	9,100	9,700
Repurchase agreements–non trading	18,300	10,900
Financial liabilities at fair value	1,700	6,300
Debt securities in issue	41,100	46,700
Subordinated liabilities	3,500	3,600
Other equity and non-controlling interests	2,200	2,000
Liquidity risk [member] | Repurchase Agreement [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	16,900	10,800
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	16,900	8,700
Financial liabilities at fair value	0	2,100
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Foreign Exchange And Hedge Accounting [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,500	4,200
Deposits by banks	0
Deposits by customers	400	500
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	1,600	3,100
Subordinated liabilities	500	600
Other equity and non-controlling interests	0
Liquidity risk [member] | Other Borrowing [Member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	3,500	8,600
Deposits by banks	3,300	5,400
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	200	3,200
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	67,400	72,800
Deposits by banks	11,100	11,800
Deposits by customers	8,700	9,200
Repurchase agreements–non trading	1,400	2,200
Financial liabilities at fair value	1,500	1,000
Debt securities in issue	39,500	43,600
Subordinated liabilities	3,000	3,000
Other equity and non-controlling interests	2,200	2,000
Liquidity risk [member] | Wholesale Funding [member] | Deposits [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	300	1,000
Deposits by banks	300	1,000
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Certificates of Deposit and Commercial Paper [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,800	6,400
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	5,800	6,400
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Public Benchmark [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	18,800	21,200
Deposits by banks	0
Deposits by customers	8,600	8,600
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	10,200	12,600
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Privately Placed [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	2,700	4,000
Deposits by banks	0
Deposits by customers	100	100
Repurchase agreements–non trading	0
Financial liabilities at fair value	1,000	1,000
Debt securities in issue	1,600	2,900
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Covered Bonds [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	18,200	16,600
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	18,200	16,600
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Securitisation and Structured Issuance [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,600	7,800
Deposits by banks	0
Deposits by customers	0	500
Repurchase agreements–non trading	1,400	2,200
Financial liabilities at fair value	500
Debt securities in issue	3,700	5,100
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Term Funding Scheme [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	10,800	10,800
Deposits by banks	10,800	10,800
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	0
Other equity and non-controlling interests	0
Liquidity risk [member] | Wholesale Funding [member] | Subordinated Liabilities and Equity [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,200	5,000
Deposits by banks	0
Deposits by customers	0
Repurchase agreements–non trading	0
Financial liabilities at fair value	0
Debt securities in issue	0
Subordinated liabilities	3,000	3,000
Other equity and non-controlling interests	£ 2,200	£ 2,000